Goodwill and Other Intangible Assets (Schedule of Estimated Amortization Expense Relating to Intangible Assets) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining six months of 2016	$ 29,350		$ 29,350
2017	58,338		58,338
2018	55,602		55,602
2019	42,363		42,363
2020	15,636		15,636
Thereafter	20,027		20,027
Net Book Value	221,316		221,316
Amortization of intangible assets	$ 14,500	$ 18,500	$ 29,200	$ 40,500